Income Tax - Schedule of Current Income Tax Expense and Deferred Income Tax Benefit (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Current Income Tax Expense and Deferred Income Tax Benefit [Abstract]
Current tax expense	¥ 17,196,577		¥ 12,317,379	¥ 6,260,574
Deferred tax benefit	(2,533,484)	$ (362,283)	(5,173,726)	(1,255,808)
Total	¥ 14,663,093	$ 2,096,794	¥ 7,143,653	¥ 5,004,766